EQUITY (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares		$ 1,282
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued	710,000
Proceeds from issuance of shares	$ 400